FINANCIAL INVESTORS TRUST

(THE “TRUST”)

Seafarer Overseas Growth and Income Fund

Seafarer Overseas Value Fund

SUPPLEMENT DATED SEPTEMBER 30, 2020 TO THE STATEMENT OF

ADDITIONAL INFORMATION DATED AUGUST 31, 2020, AS SUPPLEMENTED

FROM TIME TO TIME

The “Officers” table under the “Trustees and Officers” section in the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Bradley J. Swenson, 1972	President	Mr. Swenson was elected President of the Trust at the June 11, 2019 meeting of the Board of Trustees.	Mr. Swenson joined ALPS in 2004 and has served as its President since June 2019. In this role, he serves as an officer to certain other closed-end and open-end investment companies. He previously served as the Chief Operating Officer of ALPS (2015-2019). Mr. Swenson also previously served as Chief Compliance Officer to ALPS, its affiliated entities, and to certain ETF, closed-end and open-end investment companies (2004-2015). Because of his position with ALPS, Mr. Swenson is deemed an affiliate of the Trust as defined under the 1940 Act.
Jennell Panella, 1974	Treasurer	Ms. Panella was elected Treasurer of the Trust at the September 15, 2020 meeting of the Board of Trustees	Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012). Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Panella also serves as Assistant Treasurer of James Advantage Funds.
Karen S. Gilomen, 1970	Secretary	Ms. Gilomen was elected Secretary of the Trust at the December 13, 2016 meeting of the Board of Trustees.	Ms. Gilomen joined ALPS in August 2016 as Vice President and Senior Counsel. Prior to joining ALPS, Ms. Gilomen was Vice President - General Counsel & CCO of Monticello Associates, Inc. from 2010 to 2016. Because of her position with ALPS, Ms. Gilomen is deemed an affiliate of the Trust, as defined under the 1940 Act. Ms. Gilomen is also the Secretary of ALPS Variable Investment Trust and Reaves Utility Income Fund, and the Assistant Secretary of the WesMark Funds.

Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was elected CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Centre Funds, Index Funds, Reality Shares ETF Trust, Reaves Utility Income Fund and XAI Octagon Floating Rate & Alternative Income Term Trust.
Sharon Akselrod, 1974	Assistant Secretary	Ms. Akselrod was elected Assistant Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.	Ms. Akselrod joined ALPS in August 2014 and is currently Senior Investment Company Act Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Akselrod served as Corporate Governance and Regulatory Associate for Nordstrom fsb (2013-2014) and Senior Legal Assistant – Legal Manager for AXA Equitable Life Insurance Company (2008-2013). Because of her position with ALPS, Ms. Akselrod is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Akselrod is also Secretary of Principal Real Estate Income Fund and Assistant Secretary of ALPS ETF Trust and Clough Funds Trust.
Jennifer Craig, 1973	Assistant Secretary	Ms. Craig was elected Assistant Secretary of the Trust at the June 8, 2016 meeting of the Board of Trustees.	Ms. Craig joined ALPS in 2007 and is currently Assistant Vice President and Paralegal Manager of ALPS. Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Craig is also Assistant Secretary of Clough Global Dividend and Income Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Principal Real Estate Income Fund, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

The Disciplined Growth Investors Fund

SUPPLEMENT DATED SEPTEMBER 30, 2020 TO THE STATEMENT OF

ADDITIONAL INFORMATION DATED AUGUST 31, 2020, AS SUPPLEMENTED

FROM TIME TO TIME

The “Officers” table under the “Trustees and Officers” section in the Fund’s Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Bradley J. Swenson, 1972	President	Mr. Swenson was elected President of the Trust at the June 11, 2019 meeting of the Board of Trustees.	Mr. Swenson joined ALPS in 2004 and has served as its President since June 2019. In this role, he serves as an officer to certain other closed-end and open-end investment companies. He previously served as the Chief Operating Officer of ALPS (2015-2019). Mr. Swenson also previously served as Chief Compliance Officer to ALPS, its affiliated entities, and to certain ETF, closed-end and open-end investment companies (2004-2015). Because of his position with ALPS, Mr. Swenson is deemed an affiliate of the Trust as defined under the 1940 Act.
Jennell Panella, 1974	Treasurer	Ms. Panella was elected Treasurer of the Trust at the September 15, 2020 meeting of the Board of Trustees	Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012). Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Panella also serves as Assistant Treasurer of James Advantage Funds.
Karen S. Gilomen, 1970	Secretary	Ms. Gilomen was elected Secretary of the Trust at the December 13, 2016 meeting of the Board of Trustees.	Ms. Gilomen joined ALPS in August 2016 as Vice President and Senior Counsel. Prior to joining ALPS, Ms. Gilomen was Vice President - General Counsel & CCO of Monticello Associates, Inc. from 2010 to 2016. Because of her position with ALPS, Ms. Gilomen is deemed an affiliate of the Trust, as defined under the 1940 Act. Ms. Gilomen is also the Secretary of ALPS Variable Investment Trust and Reaves Utility Income Fund, and the Assistant Secretary of the WesMark Funds.

Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was elected CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Centre Funds, Index Funds, Reality Shares ETF Trust, Reaves Utility Income Fund and XAI Octagon Floating Rate & Alternative Income Term Trust.
Sharon Akselrod, 1974	Assistant Secretary	Ms. Akselrod was elected Assistant Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.	Ms. Akselrod joined ALPS in August 2014 and is currently Senior Investment Company Act Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Akselrod served as Corporate Governance and Regulatory Associate for Nordstrom fsb (2013-2014) and Senior Legal Assistant – Legal Manager for AXA Equitable Life Insurance Company (2008-2013). Because of her position with ALPS, Ms. Akselrod is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Akselrod is also Secretary of Principal Real Estate Income Fund and Assistant Secretary of ALPS ETF Trust and Clough Funds Trust.
Jennifer Craig, 1973	Assistant Secretary	Ms. Craig was elected Assistant Secretary of the Trust at the June 8, 2016 meeting of the Board of Trustees.	Ms. Craig joined ALPS in 2007 and is currently Assistant Vice President and Paralegal Manager of ALPS. Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Craig is also Assistant Secretary of Clough Global Dividend and Income Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Principal Real Estate Income Fund, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

Emerald Banking and Finance Fund

Emerald Growth Fund

Emerald Insights Fund

Emerald Small Cap Value Fund

SUPPLEMENT DATED SEPTEMBER 30, 2020 TO THE STATEMENT OF

ADDITIONAL INFORMATION DATED AUGUST 31, 2020, AS SUPPLEMENTED

FROM TIME TO TIME

The “Officers” table under the “Trustees and Officers” section in the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Bradley J. Swenson, 1972	President	Mr. Swenson was elected President of the Trust at the June 11, 2019 meeting of the Board of Trustees.	Mr. Swenson joined ALPS in 2004 and has served as its President since June 2019. In this role, he serves as an officer to certain other closed-end and open-end investment companies. He previously served as the Chief Operating Officer of ALPS (2015-2019). Mr. Swenson also previously served as Chief Compliance Officer to ALPS, its affiliated entities, and to certain ETF, closed-end and open-end investment companies (2004-2015). Because of his position with ALPS, Mr. Swenson is deemed an affiliate of the Trust as defined under the 1940 Act.
Jennell Panella, 1974	Treasurer	Ms. Panella was elected Treasurer of the Trust at the September 15, 2020 meeting of the Board of Trustees	Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012). Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Panella also serves as Assistant Treasurer of James Advantage Funds.
Karen S. Gilomen, 1970	Secretary	Ms. Gilomen was elected Secretary of the Trust at the December 13, 2016 meeting of the Board of Trustees.	Ms. Gilomen joined ALPS in August 2016 as Vice President and Senior Counsel. Prior to joining ALPS, Ms. Gilomen was Vice President - General Counsel & CCO of Monticello Associates, Inc. from 2010 to 2016. Because of her position with ALPS, Ms. Gilomen is deemed an affiliate of the Trust, as defined under the 1940 Act. Ms. Gilomen is also the Secretary of ALPS Variable Investment Trust and Reaves Utility Income Fund, and the Assistant Secretary of the WesMark Funds.

Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was elected CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Centre Funds, Index Funds, Reality Shares ETF Trust, Reaves Utility Income Fund and XAI Octagon Floating Rate & Alternative Income Term Trust.
Sharon Akselrod, 1974	Assistant Secretary	Ms. Akselrod was elected Assistant Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.	Ms. Akselrod joined ALPS in August 2014 and is currently Senior Investment Company Act Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Akselrod served as Corporate Governance and Regulatory Associate for Nordstrom fsb (2013-2014) and Senior Legal Assistant – Legal Manager for AXA Equitable Life Insurance Company (2008-2013). Because of her position with ALPS, Ms. Akselrod is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Akselrod is also Secretary of Principal Real Estate Income Fund and Assistant Secretary of ALPS ETF Trust and Clough Funds Trust.
Jennifer Craig, 1973	Assistant Secretary	Ms. Craig was elected Assistant Secretary of the Trust at the June 8, 2016 meeting of the Board of Trustees.	Ms. Craig joined ALPS in 2007 and is currently Assistant Vice President and Paralegal Manager of ALPS. Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Craig is also Assistant Secretary of Clough Global Dividend and Income Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Principal Real Estate Income Fund, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

Emerald Select trueLiberty Income Fund

SUPPLEMENT DATED SEPTEMBER 30, 2020 TO THE STATEMENT OF

ADDITIONAL INFORMATION DATED AUGUST 31, 2020, AS SUPPLEMENTED

FROM TIME TO TIME

The “Officers” table under the “Trustees and Officers” section in the Fund’s Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Bradley J. Swenson, 1972	President	Mr. Swenson was elected President of the Trust at the June 11, 2019 meeting of the Board of Trustees.	Mr. Swenson joined ALPS in 2004 and has served as its President since June 2019. In this role, he serves as an officer to certain other closed-end and open-end investment companies. He previously served as the Chief Operating Officer of ALPS (2015-2019). Mr. Swenson also previously served as Chief Compliance Officer to ALPS, its affiliated entities, and to certain ETF, closed-end and open-end investment companies (2004-2015). Because of his position with ALPS, Mr. Swenson is deemed an affiliate of the Trust as defined under the 1940 Act.
Jennell Panella, 1974	Treasurer	Ms. Panella was elected Treasurer of the Trust at the September 15, 2020 meeting of the Board of Trustees	Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012). Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Panella also serves as Assistant Treasurer of James Advantage Funds.
Karen S. Gilomen, 1970	Secretary	Ms. Gilomen was elected Secretary of the Trust at the December 13, 2016 meeting of the Board of Trustees.	Ms. Gilomen joined ALPS in August 2016 as Vice President and Senior Counsel. Prior to joining ALPS, Ms. Gilomen was Vice President - General Counsel & CCO of Monticello Associates, Inc. from 2010 to 2016. Because of her position with ALPS, Ms. Gilomen is deemed an affiliate of the Trust, as defined under the 1940 Act. Ms. Gilomen is also the Secretary of ALPS Variable Investment Trust and Reaves Utility Income Fund, and the Assistant Secretary of the WesMark Funds.

Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was elected CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Centre Funds, Index Funds, Reality Shares ETF Trust, Reaves Utility Income Fund and XAI Octagon Floating Rate & Alternative Income Term Trust.
Sharon Akselrod, 1974	Assistant Secretary	Ms. Akselrod was elected Assistant Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.	Ms. Akselrod joined ALPS in August 2014 and is currently Senior Investment Company Act Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Akselrod served as Corporate Governance and Regulatory Associate for Nordstrom fsb (2013-2014) and Senior Legal Assistant – Legal Manager for AXA Equitable Life Insurance Company (2008-2013). Because of her position with ALPS, Ms. Akselrod is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Akselrod is also Secretary of Principal Real Estate Income Fund and Assistant Secretary of ALPS ETF Trust and Clough Funds Trust.
Jennifer Craig, 1973	Assistant Secretary	Ms. Craig was elected Assistant Secretary of the Trust at the June 8, 2016 meeting of the Board of Trustees.	Ms. Craig joined ALPS in 2007 and is currently Assistant Vice President and Paralegal Manager of ALPS. Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Craig is also Assistant Secretary of Clough Global Dividend and Income Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Principal Real Estate Income Fund, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

Grandeur Peak Emerging Markets Opportunities Fund

Grandeur Peak Global Contrarian Fund

Grandeur Peak Global Micro Cap Fund

Grandeur Peak Global Opportunities Fund

Grandeur Peak Global Reach Fund

Grandeur Peak Global Stalwarts Fund

Grandeur Peak International Opportunities Fund

Grandeur Peak International Stalwarts Fund

Grandeur Peak US Stalwarts Fund

SUPPLEMENT DATED SEPTEMBER 30, 2020 TO THE STATEMENT OF

ADDITIONAL INFORMATION DATED AUGUST 31, 2020, AS SUPPLEMENTED

FROM TIME TO TIME

The “Officers” table under the “Trustees and Officers” section in the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Bradley J. Swenson, 1972	President	Mr. Swenson was elected President of the Trust at the June 11, 2019 meeting of the Board of Trustees.	Mr. Swenson joined ALPS in 2004 and has served as its President since June 2019. In this role, he serves as an officer to certain other closed-end and open-end investment companies. He previously served as the Chief Operating Officer of ALPS (2015-2019). Mr. Swenson also previously served as Chief Compliance Officer to ALPS, its affiliated entities, and to certain ETF, closed-end and open-end investment companies (2004-2015). Because of his position with ALPS, Mr. Swenson is deemed an affiliate of the Trust as defined under the 1940 Act.
Jennell Panella, 1974	Treasurer	Ms. Panella was elected Treasurer of the Trust at the September 15, 2020 meeting of the Board of Trustees	Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012). Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Panella also serves as Assistant Treasurer of James Advantage Funds.
Karen S. Gilomen, 1970	Secretary	Ms. Gilomen was elected Secretary of the Trust at the December 13, 2016 meeting of the Board of Trustees.	Ms. Gilomen joined ALPS in August 2016 as Vice President and Senior Counsel. Prior to joining ALPS, Ms. Gilomen was Vice President - General Counsel & CCO of Monticello Associates, Inc. from 2010 to 2016. Because of her position with ALPS, Ms. Gilomen is deemed an affiliate of the Trust, as defined under the 1940 Act. Ms. Gilomen is also the Secretary of ALPS Variable Investment Trust and Reaves Utility Income Fund, and the Assistant Secretary of the WesMark Funds.

Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was elected CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Centre Funds, Index Funds, Reality Shares ETF Trust, Reaves Utility Income Fund and XAI Octagon Floating Rate & Alternative Income Term Trust.
Sharon Akselrod, 1974	Assistant Secretary	Ms. Akselrod was elected Assistant Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.	Ms. Akselrod joined ALPS in August 2014 and is currently Senior Investment Company Act Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Akselrod served as Corporate Governance and Regulatory Associate for Nordstrom fsb (2013-2014) and Senior Legal Assistant – Legal Manager for AXA Equitable Life Insurance Company (2008-2013). Because of her position with ALPS, Ms. Akselrod is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Akselrod is also Secretary of Principal Real Estate Income Fund and Assistant Secretary of ALPS ETF Trust and Clough Funds Trust.
Jennifer Craig, 1973	Assistant Secretary	Ms. Craig was elected Assistant Secretary of the Trust at the June 8, 2016 meeting of the Board of Trustees.	Ms. Craig joined ALPS in 2007 and is currently Assistant Vice President and Paralegal Manager of ALPS. Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Craig is also Assistant Secretary of Clough Global Dividend and Income Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Principal Real Estate Income Fund, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

Highland Resolute Fund

SUPPLEMENT DATED SEPTEMBER 30, 2020 TO THE STATEMENT OF

ADDITIONAL INFORMATION DATED AUGUST 31, 2020, AS SUPPLEMENTED

FROM TIME TO TIME

The “Officers” table under the “Trustees and Officers” section in the Fund’s Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Bradley J. Swenson, 1972	President	Mr. Swenson was elected President of the Trust at the June 11, 2019 meeting of the Board of Trustees.	Mr. Swenson joined ALPS in 2004 and has served as its President since June 2019. In this role, he serves as an officer to certain other closed-end and open-end investment companies. He previously served as the Chief Operating Officer of ALPS (2015-2019). Mr. Swenson also previously served as Chief Compliance Officer to ALPS, its affiliated entities, and to certain ETF, closed-end and open-end investment companies (2004-2015). Because of his position with ALPS, Mr. Swenson is deemed an affiliate of the Trust as defined under the 1940 Act.
Jennell Panella, 1974	Treasurer	Ms. Panella was elected Treasurer of the Trust at the September 15, 2020 meeting of the Board of Trustees	Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012). Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Panella also serves as Assistant Treasurer of James Advantage Funds.
Karen S. Gilomen, 1970	Secretary	Ms. Gilomen was elected Secretary of the Trust at the December 13, 2016 meeting of the Board of Trustees.	Ms. Gilomen joined ALPS in August 2016 as Vice President and Senior Counsel. Prior to joining ALPS, Ms. Gilomen was Vice President - General Counsel & CCO of Monticello Associates, Inc. from 2010 to 2016. Because of her position with ALPS, Ms. Gilomen is deemed an affiliate of the Trust, as defined under the 1940 Act. Ms. Gilomen is also the Secretary of ALPS Variable Investment Trust and Reaves Utility Income Fund, and the Assistant Secretary of the WesMark Funds.

Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was elected CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Centre Funds, Index Funds, Reality Shares ETF Trust, Reaves Utility Income Fund and XAI Octagon Floating Rate & Alternative Income Term Trust.
Sharon Akselrod, 1974	Assistant Secretary	Ms. Akselrod was elected Assistant Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.	Ms. Akselrod joined ALPS in August 2014 and is currently Senior Investment Company Act Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Akselrod served as Corporate Governance and Regulatory Associate for Nordstrom fsb (2013-2014) and Senior Legal Assistant – Legal Manager for AXA Equitable Life Insurance Company (2008-2013). Because of her position with ALPS, Ms. Akselrod is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Akselrod is also Secretary of Principal Real Estate Income Fund and Assistant Secretary of ALPS ETF Trust and Clough Funds Trust.
Jennifer Craig, 1973	Assistant Secretary	Ms. Craig was elected Assistant Secretary of the Trust at the June 8, 2016 meeting of the Board of Trustees.	Ms. Craig joined ALPS in 2007 and is currently Assistant Vice President and Paralegal Manager of ALPS. Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Craig is also Assistant Secretary of Clough Global Dividend and Income Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Principal Real Estate Income Fund, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

Vulcan Value Partners Fund

Vulcan Value Partners Small Cap Fund

SUPPLEMENT DATED SEPTEMBER 30, 2020 TO THE STATEMENT OF

ADDITIONAL INFORMATION DATED AUGUST 31, 2020, AS SUPPLEMENTED

FROM TIME TO TIME

The “Officers” table under the “Trustees and Officers” section in the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Bradley J. Swenson, 1972	President	Mr. Swenson was elected President of the Trust at the June 11, 2019 meeting of the Board of Trustees.	Mr. Swenson joined ALPS in 2004 and has served as its President since June 2019. In this role, he serves as an officer to certain other closed-end and open-end investment companies. He previously served as the Chief Operating Officer of ALPS (2015-2019). Mr. Swenson also previously served as Chief Compliance Officer to ALPS, its affiliated entities, and to certain ETF, closed-end and open-end investment companies (2004-2015). Because of his position with ALPS, Mr. Swenson is deemed an affiliate of the Trust as defined under the 1940 Act.
Jennell Panella, 1974	Treasurer	Ms. Panella was elected Treasurer of the Trust at the September 15, 2020 meeting of the Board of Trustees	Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012). Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Panella also serves as Assistant Treasurer of James Advantage Funds.
Karen S. Gilomen, 1970	Secretary	Ms. Gilomen was elected Secretary of the Trust at the December 13, 2016 meeting of the Board of Trustees.	Ms. Gilomen joined ALPS in August 2016 as Vice President and Senior Counsel. Prior to joining ALPS, Ms. Gilomen was Vice President - General Counsel & CCO of Monticello Associates, Inc. from 2010 to 2016. Because of her position with ALPS, Ms. Gilomen is deemed an affiliate of the Trust, as defined under the 1940 Act. Ms. Gilomen is also the Secretary of ALPS Variable Investment Trust and Reaves Utility Income Fund, and the Assistant Secretary of the WesMark Funds.

Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was elected CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Centre Funds, Index Funds, Reality Shares ETF Trust, Reaves Utility Income Fund and XAI Octagon Floating Rate & Alternative Income Term Trust.
Sharon Akselrod, 1974	Assistant Secretary	Ms. Akselrod was elected Assistant Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.	Ms. Akselrod joined ALPS in August 2014 and is currently Senior Investment Company Act Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Akselrod served as Corporate Governance and Regulatory Associate for Nordstrom fsb (2013-2014) and Senior Legal Assistant – Legal Manager for AXA Equitable Life Insurance Company (2008-2013). Because of her position with ALPS, Ms. Akselrod is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Akselrod is also Secretary of Principal Real Estate Income Fund and Assistant Secretary of ALPS ETF Trust and Clough Funds Trust.
Jennifer Craig, 1973	Assistant Secretary	Ms. Craig was elected Assistant Secretary of the Trust at the June 8, 2016 meeting of the Board of Trustees.	Ms. Craig joined ALPS in 2007 and is currently Assistant Vice President and Paralegal Manager of ALPS. Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Craig is also Assistant Secretary of Clough Global Dividend and Income Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Principal Real Estate Income Fund, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

Rondure New World Fund

Rondure Overseas Fund

SUPPLEMENT DATED SEPTEMBER 30, 2020 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 2020, AS SUPPLEMENTED FROM TIME TO TIME

The “Officers” table under the “Trustees and Officers” section in the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Bradley J. Swenson, 1972	President	Mr. Swenson was elected President of the Trust at the June 11, 2019 meeting of the Board of Trustees.	Mr. Swenson joined ALPS in 2004 and has served as its President since June 2019. In this role, he serves as an officer to certain other closed-end and open-end investment companies. He previously served as the Chief Operating Officer of ALPS (2015-2019). Mr. Swenson also previously served as Chief Compliance Officer to ALPS, its affiliated entities, and to certain ETF, closed-end and open-end investment companies (2004-2015). Because of his position with ALPS, Mr. Swenson is deemed an affiliate of the Trust as defined under the 1940 Act.
Jennell Panella, 1974	Treasurer	Ms. Panella was elected Treasurer of the Trust at the September 15, 2020 meeting of the Board of Trustees	Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012). Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Panella also serves as Assistant Treasurer of James Advantage Funds.
Karen S. Gilomen, 1970	Secretary	Ms. Gilomen was elected Secretary of the Trust at the December 13, 2016 meeting of the Board of Trustees.	Ms. Gilomen joined ALPS in August 2016 as Vice President and Senior Counsel. Prior to joining ALPS, Ms. Gilomen was Vice President - General Counsel & CCO of Monticello Associates, Inc. from 2010 to 2016. Because of her position with ALPS, Ms. Gilomen is deemed an affiliate of the Trust, as defined under the 1940 Act. Ms. Gilomen is also the Secretary of ALPS Variable Investment Trust and Reaves Utility Income Fund, and the Assistant Secretary of the WesMark Funds.

Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was elected CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Centre Funds, Index Funds, Reality Shares ETF Trust, Reaves Utility Income Fund and XAI Octagon Floating Rate & Alternative Income Term Trust.
Sharon Akselrod, 1974	Assistant Secretary	Ms. Akselrod was elected Assistant Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.	Ms. Akselrod joined ALPS in August 2014 and is currently Senior Investment Company Act Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Akselrod served as Corporate Governance and Regulatory Associate for Nordstrom fsb (2013-2014) and Senior Legal Assistant – Legal Manager for AXA Equitable Life Insurance Company (2008-2013). Because of her position with ALPS, Ms. Akselrod is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Akselrod is also Secretary of Principal Real Estate Income Fund and Assistant Secretary of ALPS ETF Trust and Clough Funds Trust.
Jennifer Craig, 1973	Assistant Secretary	Ms. Craig was elected Assistant Secretary of the Trust at the June 8, 2016 meeting of the Board of Trustees.	Ms. Craig joined ALPS in 2007 and is currently Assistant Vice President and Paralegal Manager of ALPS. Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Craig is also Assistant Secretary of Clough Global Dividend and Income Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Principal Real Estate Income Fund, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

ALPS | Red Rocks Global Opportunity Fund

Clough China Fund

ALPS | CoreCommodity Management CompleteCommodities Strategy Fund

RiverFront Asset Allocation Aggressive

RiverFront Asset Allocation Growth & Income

RiverFront Asset Allocation Moderate

ALPS | Kotak India Growth Fund

ALPS | Smith Total Return Bond Fund

ALPS | Smith Short Duration Bond Fund

(each, a “Fund”)

SUPPLEMENT DATED SEPTEMBER 30, 2020 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED

FEBRUARY 28, 2020, AS SUPPLEMENTED FROM TIME TO TIME

Statement of Additional Information (“SAI”)

The following replaces the information in the second paragraph under the section entitled “PURCHASE, EXCHANGE & REDEMPTION OF SHARES – Dealer Commissions and Compensation” of the Funds’ SAI:

Dealer Commissions and Compensation

Class A Shares

For the ALPS | Smith Short Duration Bond Fund and ALPS | Smith Total Return Fund, these purchases consist of purchases of $1 million or more; purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees; and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $10 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $5 million, 0.55% on amounts of at least $5 million but less than $10 million and 0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $5 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

In addition, the “Officers” table under the “Trustees and Officers” section in the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Bradley J. Swenson, 1972	President	Mr. Swenson was elected President of the Trust at the June 11, 2019 meeting of the Board of Trustees.	Mr. Swenson joined ALPS in 2004 and has served as its President since June 2019. In this role, he serves as an officer to certain other closed-end and open-end investment companies. He previously served as the Chief Operating Officer of ALPS (2015-2019). Mr. Swenson also previously served as Chief Compliance Officer to ALPS, its affiliated entities, and to certain ETF, closed-end and open-end investment companies (2004-2015). Because of his position with ALPS, Mr. Swenson is deemed an affiliate of the Trust as defined under the 1940 Act.

Jennell Panella, 1974	Treasurer	Ms. Panella was elected Treasurer of the Trust at the September 15, 2020 meeting of the Board of Trustees	Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012). Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Panella also serves as Assistant Treasurer of James Advantage Funds.
Karen S. Gilomen, 1970	Secretary	Ms. Gilomen was elected Secretary of the Trust at the December 13, 2016 meeting of the Board of Trustees.	Ms. Gilomen joined ALPS in August 2016 as Vice President and Senior Counsel. Prior to joining ALPS, Ms. Gilomen was Vice President - General Counsel & CCO of Monticello Associates, Inc. from 2010 to 2016. Because of her position with ALPS, Ms. Gilomen is deemed an affiliate of the Trust, as defined under the 1940 Act. Ms. Gilomen is also the Secretary of ALPS Variable Investment Trust and Reaves Utility Income Fund, and the Assistant Secretary of the WesMark Funds.
Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was elected CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Centre Funds, Index Funds, Reality Shares ETF Trust, Reaves Utility Income Fund and XAI Octagon Floating Rate & Alternative Income Term Trust.
Sharon Akselrod, 1974	Assistant Secretary	Ms. Akselrod was elected Assistant Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.	Ms. Akselrod joined ALPS in August 2014 and is currently Senior Investment Company Act Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Akselrod served as Corporate Governance and Regulatory Associate for Nordstrom fsb (2013-2014) and Senior Legal Assistant – Legal Manager for AXA Equitable Life Insurance Company (2008-2013). Because of her position with ALPS, Ms. Akselrod is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Akselrod is also Secretary of Principal Real Estate Income Fund and Assistant Secretary of ALPS ETF Trust and Clough Funds Trust.
Jennifer Craig, 1973	Assistant Secretary	Ms. Craig was elected Assistant Secretary of the Trust at the June 8, 2016 meeting of the Board of Trustees.	Ms. Craig joined ALPS in 2007 and is currently Assistant Vice President and Paralegal Manager of ALPS. Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Craig is also Assistant Secretary of Clough Global Dividend and Income Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Principal Real Estate Income Fund, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

ALPS | Smith Balanced Opportunity Fund

ALPS | Smith Credit Opportunities Fund

(each, a “Fund”)

SUPPLEMENT DATED SEPTEMBER 30, 2020 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED

FEBRUARY 28, 2020, AS SUPPLEMENTED FROM TIME TO TIME

The “Officers” table under the “Trustees and Officers” section in the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Bradley J. Swenson, 1972	President	Mr. Swenson was elected President of the Trust at the June 11, 2019 meeting of the Board of Trustees.	Mr. Swenson joined ALPS in 2004 and has served as its President since June 2019. In this role, he serves as an officer to certain other closed-end and open-end investment companies. He previously served as the Chief Operating Officer of ALPS (2015-2019). Mr. Swenson also previously served as Chief Compliance Officer to ALPS, its affiliated entities, and to certain ETF, closed-end and open-end investment companies (2004-2015). Because of his position with ALPS, Mr. Swenson is deemed an affiliate of the Trust as defined under the 1940 Act.
Jennell Panella, 1974	Treasurer	Ms. Panella was elected Treasurer of the Trust at the September 15, 2020 meeting of the Board of Trustees	Ms. Panella joined ALPS in June 2012 and is currently Fund Controller of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Panella served as Financial Reporting Manager for Parker Global Strategies, LLC (2009-2012). Because of her position with ALPS, Ms. Panella is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Panella also serves as Assistant Treasurer of James Advantage Funds.
Karen S. Gilomen, 1970	Secretary	Ms. Gilomen was elected Secretary of the Trust at the December 13, 2016 meeting of the Board of Trustees.	Ms. Gilomen joined ALPS in August 2016 as Vice President and Senior Counsel. Prior to joining ALPS, Ms. Gilomen was Vice President - General Counsel & CCO of Monticello Associates, Inc. from 2010 to 2016. Because of her position with ALPS, Ms. Gilomen is deemed an affiliate of the Trust, as defined under the 1940 Act. Ms. Gilomen is also the Secretary of ALPS Variable Investment Trust and Reaves Utility Income Fund, and the Assistant Secretary of the WesMark Funds.
Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was elected CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Centre Funds, Index Funds, Reality Shares ETF Trust, Reaves Utility Income Fund and XAI Octagon Floating Rate & Alternative Income Term Trust.

Sharon Akselrod, 1974	Assistant Secretary	Ms. Akselrod was elected Assistant Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.	Ms. Akselrod joined ALPS in August 2014 and is currently Senior Investment Company Act Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Akselrod served as Corporate Governance and Regulatory Associate for Nordstrom fsb (2013-2014) and Senior Legal Assistant – Legal Manager for AXA Equitable Life Insurance Company (2008-2013). Because of her position with ALPS, Ms. Akselrod is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Akselrod is also Secretary of Principal Real Estate Income Fund and Assistant Secretary of ALPS ETF Trust and Clough Funds Trust.
Jennifer Craig, 1973	Assistant Secretary	Ms. Craig was elected Assistant Secretary of the Trust at the June 8, 2016 meeting of the Board of Trustees.	Ms. Craig joined ALPS in 2007 and is currently Assistant Vice President and Paralegal Manager of ALPS. Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Craig is also Assistant Secretary of Clough Global Dividend and Income Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Principal Real Estate Income Fund, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE